RECURRING FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RECURRING FAIR VALUE MEASUREMENTS
Schedule of Company's gross holding gains and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2022	U.S. Treasury Bill (Matures on 01/05/2023)	1	$279,339,034	$40,537	$279,379,571

December 31, 2021	U.S. Treasury Bill (Matures on 01/06/2022)	1	$276,079,635	$1,273	$276,080,908

Schedule of Company's liabilities that were measured at fair value on a recurring basis

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$250,239
Public Warrants	$—	$419,520	$—

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$2,692,800
Public Warrants	$4,692,000	$—	$—

Schedule of key inputs

	December 31,	December 31,
Input	2021	2022
Risk-free interest rate	1.26%	4.75%
Expected term (years)	5.0	5.71
Expected volatility	10.50%	9.8%
Dividend rate	0.0%	0.0%
Exercise price	$11.50	$11.50
Market implied likelihood of Initial Business Combination	—%	8.9%

Schedule of reconciliation of changes in fair value of the assets and liabilities classified as level 3

Fair value at issuance February 11, 2021	$18,028,933
Public Warrants reclassified to level 1	(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans	68,000
Change in fair value	(6,204,133)
Fair Value at December 31, 2021	$2,692,800

Fair Value at December 31, 2021	$2,692,800
Change in fair value	(2,442,561)
Fair Value at December 31, 2022	$250,239